----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

         Report for the Calendar Year or Quarter Ended March 31, 2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

London Pacific Advisors
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     2880 Gateway Oaks Drive         Sacramento,            CA             95833
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-06232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

David L. Ruff              Chief Investment Officer               (916) 564-1500
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/ David L. Ruff
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Sacramento, CA
                                      ------------------------------------------
                                              (Place and Date of Signing)

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        96

Form 13F Information Table Value Total: $  75,818
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                             London Pacific Advisors
                                    FORM 13F
                             LPA Managed Portfolios
                                 March 31, 2002

                                                                                                               Voting Authority
                                                           Value     Shares/   Sh/ Put/ Invstmt   Other    -------------------------
        Name of Issuer          Title of Class    CUSIP   (x$1000)   Prn Amt   Prn Call Dscretn  Managers  Sole  Shared      None
------------------------------  --------------  --------- -------- ----------  --- ---- -------  --------  ----  -------  ----------
3M Co                               COM         88579Y101    267     2322.000  SH       SOLE                                2322.000
ABN Amro Hldg NV ADR                COM         000937102   1902   100313.000  SH       SOLE                              100313.000
AOL Time Warner Inc                 COM         00184A105   1142    48275.700  SH       SOLE                               48275.700
Alcoa Inc                           COM         013817101   2377    62987.248  SH       SOLE                               62987.248
American Exp Corp                   COM         025816109   1992    48631.728  SH       SOLE                               48631.728
American Power Conversion           COM         029066107    285    19268.000  SH       SOLE                               19268.000
Anheuser Busch                      COM         035229103    410     7862.000  SH       SOLE                                7862.000
Apollo Group Inc Cl A               COM         037604105    422     7880.003  SH       SOLE                                7880.003
Apple Computer Inc                  COM         037833100    429    18115.000  SH       SOLE                               18115.000
Applera Corp Applied Biosystem      COM         038020103   1176    52638.989  SH       SOLE                               52638.989
Astrazeneca                         COM         046353108    335     6761.000  SH       SOLE                                6761.000
Atlantic Coast Airlines Hldgs.      COM         048396105    322    13410.000  SH       SOLE                               13410.000
BJs Wholesale Club Inc              COM         05548J106    273     6113.000  SH       SOLE                                6113.000
Banc One                            COM         059438101    341     8169.000  SH       SOLE                                8169.000
Bank of America Corp                COM         060505104    474     6966.000  SH       SOLE                                6966.000
Bank of New York Inc                COM         064057102   1747    41586.985  SH       SOLE                               41586.985
Biogen Inc                          COM         090597105    226     4598.000  SH       SOLE                                4598.000
Bristol Myers Squibb                COM         110122108   1296    32007.732  SH       SOLE                               32007.732
Capital One Finl Corp               COM         14040H105    360     5638.081  SH       SOLE                                5638.081
Caterpillar Inc                     COM         149123101    403     7095.357  SH       SOLE                                7095.357
Cemex SA Spons ADR                  COM         151290889    348    11775.000  SH       SOLE                               11775.000
Citigroup                           COM         172967101   2261    45662.975  SH       SOLE                               45662.975
City Natl Corp                      COM         178566105    397     7542.900  SH       SOLE                                7542.900
Conoco Inc.                         COM         208251504    281     9645.000  SH       SOLE                                9645.000
Corning Inc                         COM         219350105   1012   132818.594  SH       SOLE                              132818.594
Costco Co Inc                       COM         22160Q102   2174    54607.000  SH       SOLE                               54607.000
Dave & Busters, Inc.                COM         23833n104    270    25930.000  SH       SOLE                               25930.000
Dell Computer Corp                  COM         247025109   1763    67536.000  SH       SOLE                               67536.000
Diageo Plc Spons Adr New            COM         25243Q205    326     6221.000  SH       SOLE                                6221.000
Dow Chemical Co                     COM         260543103    303     9255.000  SH       SOLE                                9255.000
Drexler Technology                  COM         261876102    427    18993.000  SH       SOLE                               18993.000
Duke Energy Corp                    COM         264399106    258     6830.000  SH       SOLE                                6830.000
Eastman Kodak                       COM         277461109    243     7780.000  SH       SOLE                                7780.000
Ericsson L M Tel Co ADR Cl B        COM         294821400    175    41930.000  SH       SOLE                               41930.000
Estee Lauder                        COM         518439104   1780    52114.066  SH       SOLE                               52114.066
Exxon Mobil Corp                    COM         30231G102   2081    47476.801  SH       SOLE                               47476.801
Fleet Boston Finl Corp              COM         339030108    266     7614.000  SH       SOLE                                7614.000
Flextronics Intl LTD Ord            COM         Y2573F102    297    16281.000  SH       SOLE                               16281.000
Gehl Co                             COM         368483103    283    18694.000  SH       SOLE                               18694.000
General Electric Co                 COM         369604103    418    11152.000  SH       SOLE                               11152.000
General Motors Corp                 COM         370442105    295     4878.000  SH       SOLE                                4878.000
Geron Corp                          COM         374163103     83    10908.000  SH       SOLE                               10908.000
H J Heinz Co                        COM         423074103    289     6952.000  SH       SOLE                                6952.000
HSBC Hldgs Plc Spons ADR            COM         404280406   1598    27425.000  SH       SOLE                               27425.000
Hewlett Packard                     COM         428236103    186    10344.000  SH       SOLE                               10344.000
Imaging Diagnostic Sys Com          COM                       18    37000.000  SH       SOLE                               37000.000
Ims Health                          COM         449934108    317    14127.198  SH       SOLE                               14127.198
Intel Corp                          COM         458140100   2201    72366.636  SH       SOLE                               72366.636
JP Morgan Chase & Co                COM         46625H100    268     7519.199  SH       SOLE                                7519.199
Koninklijke Ahold NV                COM         500467303   1842    70423.000  SH       SOLE                               70423.000
Martin Marietta Materials           COM         573284106    265     6282.477  SH       SOLE                                6282.477
Maytag Corp                         COM         578592107    359     8121.824  SH       SOLE                                8121.824
McCormick & Co Inc Non-Vote         COM         579780206    406     7936.055  SH       SOLE                                7936.055

The information contained in this report should not be used for tax purposes. The cost basis should be independently verified.

                             London Pacific Advisors
                                    FORM 13F
                             LPA Managed Portfolios
                                 March 31, 2002

                                                                                                               Voting Authority
                                                           Value     Shares/   Sh/ Put/ Invstmt   Other    -------------------------
        Name of Issuer          Title of Class    CUSIP   (x$1000)   Prn Amt   Prn Call Dscretn  Managers  Sole  Shared      None
------------------------------  --------------  --------- -------- ----------  --- ---- -------  --------  ----  -------  ----------
Mcgraw-Hill Co Inc                  COM         580645109    371     5440.000  SH       SOLE                                5440.000
Mellon Bank Corp                    COM         585509102    326     8452.000  SH       SOLE                                8452.000
Merck & Co Inc                      COM         589331107   1504    26127.234  SH       SOLE                               26127.234
Mercury Interactive Corp            COM         589405109    385    10228.000  SH       SOLE                               10228.000
Merrill Lynch Company Inc           COM         590188108    397     7174.000  SH       SOLE                                7174.000
Morgan Stanley Dean Witter          COM         617446448   1478    25792.031  SH       SOLE                               25792.031
Nestle S A Spons Adr                COM         641069406   2338    42051.000  SH       SOLE                               42051.000
NetBank Inc.                        COM         640933107    383    22635.000  SH       SOLE                               22635.000
Nokia Corp Adr                      COM         654902204   1549    74666.533  SH       SOLE                               74666.533
Oracle Corp                         COM         68389X105   1171    91471.000  SH       SOLE                               91471.000
Oxford Health Plans                 COM         691471106    544    13022.000  SH       SOLE                               13022.000
Pfizer Inc                          COM         717081103   3789    95355.468  SH       SOLE                               95355.468
Platforms Wireless                  COM         72765a101      1    16900.000  SH       SOLE                               16900.000
Ppg Industries                      COM         693506107    341     6216.000  SH       SOLE                                6216.000
Procter & Gamble                    COM         742718109   2495    27693.699  SH       SOLE                               27693.699
Progress Software                   COM         743312100    371    20446.000  SH       SOLE                               20446.000
Regions Financial Corp              COM         758940100    363    10565.000  SH       SOLE                               10565.000
Repsol Sa Ads                       COM         76026T205    236    18600.000  SH       SOLE                               18600.000
Rio Tinto Plc Spons Adr             COM         767204100    336     4196.000  SH       SOLE                                4196.000
Siebel Systems, Inc                 COM         826170102   1609    49340.000  SH       SOLE                               49340.000
Siemens AG - Unsponsored ADR        COM         826197402   2027    30786.001  SH       SOLE                               30786.001
Sony Corp Adr                       COM         835699307   1685    32589.146  SH       SOLE                               32589.146
SourceCorp.                         COM         836167106    270     9160.000  SH       SOLE                                9160.000
Sungard Data Sys Inc                COM         867363103    377    11449.000  SH       SOLE                               11449.000
Synopsys Inc                        COM         871607107    332     6012.000  SH       SOLE                                6012.000
T Rowe Price Group                  COM         74144T108    352     9035.869  SH       SOLE                                9035.869
Telecom New Zealand Adr             COM         879278208    228    13475.000  SH       SOLE                               13475.000
Telefonos De Mexico Sa Cv Adr       COM         879403780    246     6090.000  SH       SOLE                                6090.000
Tiffany & Co                        COM         886547108    377    10610.278  SH       SOLE                               10610.278
Transwitch Corp                     COM                      152    46645.000  SH       SOLE                               46645.000
Tyco Intl                           COM         902124106   1594    49305.000  SH       SOLE                               49305.000
Verizon Communications              COM         92343v104    249     5395.000  SH       SOLE                                5395.000
Visx Intl                           COM         92844s105    382    21611.000  SH       SOLE                               21611.000
Vivendi Universal                   COM         92851S204   1222    31735.000  SH       SOLE                               31735.000
Vodafone Grp Plc Adr                COM         92857T107   1272    68998.000  SH       SOLE                               68998.000
Wal-Mart Stores                     COM         931142103   2016    32898.121  SH       SOLE                               32898.121
WorldCom Inc-WorldCom Group         COM         98157d106    819   121521.000  SH       SOLE                              121521.000
Wyeth                               COM         983024100    340     5181.000  SH       SOLE                                5181.000
XL Capital Ltd                      COM         G98255105    348     3730.000  SH       SOLE                                3730.000
iShares MSCI EAFE                   COM         464287465    234     1945.000  SH       SOLE                                1945.000
iShares Russell 1000 Value Ind      COM                      321     5555.000  SH       SOLE                                5555.000
iShares Russell 2000 Index          COM         464287655    863     8622.986  SH       SOLE                                8622.986
iShares S&P 500 Index               COM                      453     3960.000  SH       SOLE                                3960.000
                                                           75818

The information contained in this report should not be used for tax purposes. The cost basis should be independently verified.